Cover - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 20-F/A (the “Amendment”) is being filed by Aeterna Zentaris Inc. (the “Company,” “we,” “our,” or “us”) to amend the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2022, originally filed with the U.S. Securities Exchange Commission (the “SEC”) on March 23, 2023 (the “Original Filing”). The Company is filing this Amendment solely to reflect that the consolidated financial statements included in the Original Filing and this Amendment were prepared in accordance with Item 18 of Form 20-F, not Item 17 of Form 20-F, as erroneously indicated in the Original Filing.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-38064
Entity Registrant Name	AETERNA ZENTARIS INC.
Entity Central Index Key	0001113423
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	c/o Norton Rose Fulbright Canada, LLP
Entity Address, Address Line Two	222 Bay Street
Entity Address, Address Line Three	Suite 3000, PO Box 53
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5K 1E7
Title of 12(b) Security	Common Shares
Trading Symbol	AEZS
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	4,855,876
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1263	271
Auditor Name	Ernst & Young LLP	PricewaterhouseCoopers LLP
Auditor Location	Montreal, Canada	PwC Tower, 18 York Street, Suite 2600, Toronto, Ontario, Canada M5J 0B2
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Weismüllerstr. 50
Entity Address, City or Town	Frankfurt am Main
Entity Address, Country	DE
Entity Address, Postal Zip Code	D-60314
City Area Code	49
Local Phone Number	69-426020
Contact Personnel Name	Klaus Paulini
Contact Personnel Email Address	KPaulini@aezsinc.com